Consolidated Quarterly Holdings Report
for
Fidelity® Growth Company K6 Fund
February 28, 2026
GCF-K6-NPRT1-0426
1.9893922.106
Common Stocks - 95.9%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
AgomAb Therapeutics NV (f)	397,360	6,365,708
AgomAb Therapeutics NV ADR	143,200	2,294,064
UCB SA	88,289	26,320,512

TOTAL BELGIUM		34,980,284
CANADA - 0.7%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	343,142	4,226,227
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	194,492	23,027,853
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	15,823	4,392,939
IT Services - 0.1%
Shopify Inc Class A (c)	217,303	26,233,119
Software - 0.0%
Taalas Inc warrants (c)(d)(e)	508,939	615,816
TOTAL INFORMATION TECHNOLOGY		31,241,874
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States)	138,315	34,800,054
Barrick Mining Corp (b)	619,954	31,455,604
Franco-Nevada Corp (United States)	47,774	13,405,862
Kinross Gold Corp (United States)	137,874	5,099,959
Novagold Resources Inc (United States) (c)	941,068	12,535,026
TOTAL MATERIALS		97,296,505
TOTAL CANADA		155,792,459
CHINA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR (b)	166,614	24,010,744
Hotels, Restaurants & Leisure - 0.2%
Atour Lifestyle Holdings Ltd ADR	441,181	17,325,178
Luckin Coffee Inc ADR (c)	472,620	16,532,247
		33,857,425
TOTAL CONSUMER DISCRETIONARY		57,868,169
Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)(c)	133,655	2,568,849
TOTAL CHINA		60,437,018
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	16,436	3,837,806
Galecto Inc (c)	521,922	15,438,453
Zealand Pharma A/S (c)	228,330	13,135,944
		32,412,203
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	1,112	41,644
TOTAL DENMARK		32,453,847
FINLAND - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj ADR	10,150,870	78,364,716
FRANCE - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Abivax SA ADR (c)	97,266	11,796,420
Health Care Technology - 0.0%
DNA Script SAS (c)(d)(e)	439	6,178
DNA Script SAS (c)(d)(e)	115	1,616
		7,794
TOTAL FRANCE		11,804,214
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Adidas AG	19	3,525
Birkenstock Holding Plc (c)	8,571	356,982
TOTAL CONSUMER DISCRETIONARY		360,507
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	170,287	18,770,737
Tubulis GmbH (d)(e)(g)	2,200	789,682
TOTAL HEALTH CARE		19,560,419
TOTAL GERMANY		19,920,926
INDIA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (f)	9,282,542	16,316,886
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	112,306	6,341,920
Specialty Retail - 0.0%
Lenskart Solutions Ltd (c)	198,182	1,170,144
TOTAL CONSUMER DISCRETIONARY		23,828,950
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	368,492	5,643,352
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	422,001	13,440,732
Financial Services - 0.0%
Jio Financial Services Ltd	620,946	1,742,417
TOTAL FINANCIALS		15,183,149
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	486,000	2,314,209
TOTAL INDIA		46,969,660
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (c)	429,522	3,723,956
Pharmaceuticals - 0.1%
GH Research PLC (b)(c)	530,287	7,874,762
TOTAL IRELAND		11,598,718
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	187,694	2,209,159
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (c)(d)(e)	107,673	149,665
TOTAL ISRAEL		2,358,824
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	15,682	1,058,378
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (d)(e)	16,400	1,466,933
TOTAL ITALY		2,525,311
JAPAN - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (c)	127,237	674,702
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	598,015	19,063,460
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (c)	176,968	6,454,023
Kioxia Holdings Corp (c)	355,058	48,223,227
TOTAL INFORMATION TECHNOLOGY		54,677,250
TOTAL JAPAN		74,415,412
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	73,225	11,008,564
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	274,868	10,018,939
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	175,138	134,316,835
Pharmaceuticals - 0.0%
Pharvaris NV (c)	369,852	10,500,098
TOTAL HEALTH CARE		144,816,933
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	2,262	3,281,167
TOTAL NETHERLANDS		148,098,100
POLAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Modivo SA (b)(c)	161,403	5,009,471
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	3,500	0
SWITZERLAND - 0.6%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
On Holding AG Class A (c)	2,201,256	102,314,379
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	170,024	10,225,244
Idorsia Ltd (c)	1,374,043	6,996,655
		17,221,899
Pharmaceuticals - 0.0%
Galderma Group AG	78,117	14,741,460
TOTAL HEALTH CARE		31,963,359
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	3,117	717,378
TOTAL SWITZERLAND		134,995,116
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Silicon Motion Technology Corp ADR	41,087	5,309,673
Taiwan Semiconductor Manufacturing Co Ltd ADR	157,728	59,081,754

TOTAL TAIWAN		64,391,427
UNITED KINGDOM - 0.1%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Unilever PLC ADR	2,600	191,750
Tobacco - 0.0%
British American Tobacco PLC ADR	37,100	2,324,315
TOTAL CONSUMER STAPLES		2,516,065
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	40,526	1,810,535
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)(e)	4,668	6,549,577
TOTAL FINANCIALS		8,360,112
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (c)	351,286	11,346,538
TOTAL UNITED KINGDOM		22,222,715
UNITED STATES - 91.9%
Communication Services - 14.1%
Diversified Telecommunication Services - 0.1%
Comcast Corp Class A	48,109	1,489,454
Lumen Technologies Inc (c)	2,090,662	14,864,607
		16,354,061
Entertainment - 1.4%
Netflix Inc (c)	2,676,797	257,614,943
ROBLOX Corp Class A (c)	706,282	48,493,322
Roku Inc Class A (c)	102,114	10,049,039
Spotify Technology SA (c)	22,807	11,744,237
Walt Disney Co/The	192	20,359
		327,921,900
Interactive Media & Services - 12.4%
Alphabet Inc Class A	3,917,712	1,221,385,894
Alphabet Inc Class C	1,653,331	514,896,873
Epic Games Inc (c)(d)(e)	5,000	2,552,050
Meta Platforms Inc Class A	1,729,955	1,121,322,233
Reddit Inc Class A (c)	83,178	12,128,184
Reddit Inc Class B (c)	51,402	7,494,926
Snap Inc Class A (c)	2,059	10,727
		2,879,790,887
Media - 0.0%
Trade Desk Inc (The) Class A (c)	25,935	617,772
Versant Media Group Inc Class A	1,924	64,107
		681,879
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	236,268	51,291,420
TOTAL COMMUNICATION SERVICES		3,276,040,147
Consumer Discretionary - 10.8%
Automobiles - 1.9%
Rad Power Bikes Inc (c)(d)(e)	171,416	2
Rad Power Bikes Inc warrants 10/6/2033 (c)(d)(e)	280,502	3
Rivian Automotive Inc Class A (b)(c)	323,501	4,959,270
Tesla Inc (c)	1,077,983	433,898,937
		438,858,212
Broadline Retail - 5.0%
Amazon.com Inc (c)	5,145,675	1,080,591,751
Ollie's Bargain Outlet Holdings Inc (c)	639,122	68,449,966
		1,149,041,717
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (c)	70,375	9,508,366
Black Rock Coffee Bar Inc Class A	89,108	1,188,701
Booking Holdings Inc	12,587	53,360,699
Brinker International Inc (c)	203,117	30,101,939
Cava Group Inc (b)(c)	64,624	5,329,541
Chipotle Mexican Grill Inc (c)	545,199	20,292,307
DoorDash Inc Class A (c)	72,406	12,777,487
Dutch Bros Inc Class A (c)	50,136	2,687,791
Expedia Group Inc Class A	2,101	453,165
Hyatt Hotels Corp Class A (b)	6,700	1,082,050
Marriott International Inc/MD Class A1	98,417	33,632,042
McDonald's Corp	9,021	3,076,702
Shake Shack Inc Class A (c)	25,872	2,483,971
Starbucks Corp	222,123	21,772,496
Viking Holdings Ltd (c)	72,173	5,630,937
Wingstop Inc	17,869	4,637,184
Yum! Brands Inc	16,300	2,741,008
		210,756,386
Household Durables - 0.4%
DR Horton Inc	34,999	5,613,490
Garmin Ltd	125,651	31,768,342
Lennar Corp Class A	46,557	5,324,258
SharkNinja Inc (c)	285,516	35,081,351
Somnigroup International Inc	206,118	18,449,622
Toll Brothers Inc	47,486	7,466,699
		103,703,762
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	223,284	897,602
Specialty Retail - 2.1%
Carvana Co Class A (c)	79,282	26,492,873
Dick's Sporting Goods Inc	137,770	28,054,105
Fanatics Inc Class A (c)(d)(e)	204,775	17,883,001
Floor & Decor Holdings Inc Class A (c)	62,490	4,317,434
Home Depot Inc/The	329,818	125,568,309
Lowe's Cos Inc	105,631	27,946,794
Revolve Group Inc Class A (c)	645,602	16,243,346
RH (c)	18,147	3,007,139
Ross Stores Inc	55,452	11,403,149
TJX Cos Inc/The	763,891	123,490,619
Wayfair Inc Class A (c)	1,285,496	98,121,910
		482,528,679
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp (c)	529,094	62,046,853
Lululemon Athletica Inc (c)	183,784	34,031,283
NIKE Inc Class B	285,049	17,724,347
VF Corp	172,045	3,341,114
		117,143,597
TOTAL CONSUMER DISCRETIONARY		2,502,929,955
Consumer Staples - 2.4%
Beverages - 0.8%
Celsius Holdings Inc (c)	83,063	4,453,007
Coca-Cola Co/The	1,572,604	128,261,582
Constellation Brands Inc Class A	4	631
Keurig Dr Pepper Inc	620,953	18,802,457
Monster Beverage Corp (c)	198,109	16,898,698
PepsiCo Inc	81,871	13,896,784
		182,313,159
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	105,963	107,106,342
Kroger Co/The	124,356	8,486,053
Maplebear Inc (c)	23,736	890,337
Sprouts Farmers Market Inc (c)	60,230	4,449,190
Target Corp	56,851	6,469,075
Walmart Inc	110,713	14,165,728
		141,566,725
Food Products - 0.1%
Bunge Global SA	43,260	5,219,318
Hershey Co/The	29,113	6,878,820
Mondelez International Inc	114,748	7,066,182
		19,164,320
Household Products - 0.1%
Church & Dwight Co Inc	13,804	1,447,487
Clorox Co/The	7,647	972,393
Colgate-Palmolive Co	97,296	9,645,925
Procter & Gamble Co/The	81,747	13,668,099
		25,733,904
Personal Care Products - 0.0%
Beauty Health Co/The (c)	365,143	379,749
Beauty Health Co/The Class A (b)(c)	1,259,172	1,309,539
Kenvue Inc	232,560	4,446,547
		6,135,835
Tobacco - 0.8%
JUUL Labs Inc Class A (c)(d)(e)	4,278,644	8,471,715
Philip Morris International Inc	941,291	175,861,398
		184,333,113
TOTAL CONSUMER STAPLES		559,247,056
Energy - 0.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	188,306	12,288,850
Halliburton Co	135,079	4,862,844
		17,151,694
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	8,114	1,006,785
EQT Corp	229,926	14,122,055
Exxon Mobil Corp	19,300	2,943,250
Range Resources Corp	428,397	17,684,228
Valero Energy Corp	61,892	12,665,579
		48,421,897
TOTAL ENERGY		65,573,591
Financials - 3.0%
Banks - 0.5%
Bank of America Corp	803,013	40,014,138
JPMorgan Chase & Co	127,107	38,170,232
US Bancorp	104,301	5,701,092
Wells Fargo & Co	338,517	27,572,210
		111,457,672
Capital Markets - 0.5%
Blackrock Inc	26,577	28,257,464
Coinbase Global Inc Class A (c)	30	5,275
Goldman Sachs Group Inc/The	32,719	28,124,271
Robinhood Markets Inc Class A (c)	759,569	57,613,309
		114,000,319
Consumer Finance - 0.1%
American Express Co	64,892	20,045,139
Figure Technology Solutions Inc Class A (b)	44,129	1,115,581
		21,160,720
Financial Services - 1.9%
Block Inc Class A (c)	36,128	2,301,354
Mastercard Inc Class A	360,088	186,241,114
PayPal Holdings Inc	132,500	6,122,825
Perceptive Capital Solutions Corp (d)(e)(h)	124,847	1,248,470
Toast Inc Class A (c)	505,111	13,794,581
Visa Inc Class A	732,018	234,348,243
		444,056,587
TOTAL FINANCIALS		690,675,298
Health Care - 10.6%
Biotechnology - 6.3%
AbbVie Inc	128,917	29,919,057
Absci Corp (b)(c)	2,233,380	6,119,461
Akouos Inc (c)(d)	338,256	64,268
Alnylam Pharmaceuticals Inc (c)	366,500	122,015,180
Amgen Inc	119,712	46,467,410
Antares Therapeutics Inc (d)	49,923	40,936
Apogee Therapeutics Inc (c)	511,830	35,828,100
ArriVent Biopharma Inc (c)	91,513	2,102,054
Arrowhead Pharmaceuticals Inc (c)	587,013	37,140,313
aTyr Pharma Inc (b)(c)	1,358,052	1,303,458
Beam Therapeutics Inc (c)	925,200	26,331,192
BeOne Medicines Ltd ADR (c)	177,140	56,151,609
Biogen Inc (c)	39,665	7,608,540
Biohaven Ltd (c)	45,021	518,642
Biomea Fusion Inc (b)(c)	918,983	1,259,007
Biomea Fusion Inc warrants 12/20/2026 (c)	235,800	9,165
Boundless Bio Inc (c)	229,453	266,165
CAMP4 Therapeutics Corp (e)	125,157	561,955
CAMP4 Therapeutics Corp (c)	110,942	498,130
Candel Therapeutics Inc (c)	504,643	2,649,376
Caris Life Sciences Inc (c)	336,115	6,769,356
Cibus Inc Class A (c)	762,003	2,811,791
Crescent Biopharma Inc (c)(e)	186,117	2,250,155
Crescent Biopharma Inc (c)	104,507	1,263,489
Day One Biopharmaceuticals Inc (c)	322,846	3,422,168
Denali Therapeutics Inc (c)	419,009	8,874,611
Dianthus Therapeutics Inc (c)	332,899	18,372,696
Disc Medicine Inc (c)	9,915	660,537
Dyne Therapeutics Inc (c)	504,374	7,878,322
Eikon Therapeutics Inc (c)	123,500	1,701,830
Foghorn Therapeutics Inc (c)	507,544	2,882,850
Generate Biomedicines Inc (f)	313,646	3,967,622
Generate Biomedicines Inc	96,200	1,539,200
Ideaya Biosciences Inc (c)	1,255,428	40,424,782
Immuneering Corp (b)(c)	812,045	4,052,105
Immunome Inc (b)(c)	1,315,710	28,761,421
Immunovant Inc (c)	1,402,818	38,900,143
Insmed Inc (c)	143,406	21,414,818
Ionis Pharmaceuticals Inc (c)	2,332,125	189,251,944
Jade Biosciences Inc	303,679	4,503,560
Janux Therapeutics Inc (c)	1,231	16,753
Krystal Biotech Inc (c)	228,112	62,876,792
Kymera Therapeutics Inc (c)	581,361	53,107,327
Moderna Inc (c)	1,296,154	69,434,970
Natera Inc (c)	3,100	644,924
Nurix Therapeutics Inc (c)	163,715	2,614,529
Nuvalent Inc Class A (c)	376,617	38,396,103
Odyssey Therapeutics Inc warrants (c)(d)	526,342	615,820
ORIC Pharmaceuticals Inc (b)(c)	233,347	3,138,517
Oruka Therapeutics Inc (c)	122,037	4,199,293
Oruka Therapeutics Inc (c)(e)	102,303	3,520,246
Praxis Precision Medicines Inc (c)	30,727	10,347,317
Recursion Pharmaceuticals Inc Class A (b)(c)	458,049	1,681,040
Regeneron Pharmaceuticals Inc	28,464	22,249,455
Revolution Medicines Inc (c)	697,132	71,121,407
Roivant Sciences Ltd (c)	6,114,974	176,967,348
Sana Biotechnology Inc (b)(c)	3,146,614	13,247,245
Scholar Rock Holding Corp (c)	1,177,658	52,134,920
Sigilon Therapeutics Inc rights (c)(d)	8,716	76,526
Spyre Therapeutics Inc (c)	672,126	28,908,139
Summit Therapeutics Inc (b)(c)	720,947	11,960,511
Taysha Gene Therapies Inc (c)	1,388,818	6,291,346
Tectonic Therapeutic Inc (b)(c)	246,835	5,788,281
UNITY Biotechnology Inc warrants 8/22/2027 (c)(d)	712,537	6
Vaxcyte Inc (c)	196,961	12,160,372
Vera Therapeutics Inc Class A (c)	227,802	9,292,044
Vertex Pharmaceuticals Inc (c)	47,214	23,457,332
Viking Therapeutics Inc (c)	545	18,442
		1,450,824,423
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	32,384	3,767,878
Blink Health LLC Class A1 (c)(d)(e)	85,627	2,982,388
Boston Scientific Corp (c)	109,897	8,445,584
Ceribell Inc (c)	68,872	1,285,840
Dexcom Inc (c)	86,831	6,376,000
GE HealthCare Technologies Inc	80,252	6,762,836
Intuitive Surgical Inc (c)	141,590	71,291,982
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	3,611	45,679
Medline Inc Class A	298,735	14,192,900
Novocure Ltd (c)	1,750,856	23,934,202
PROCEPT BioRobotics Corp (b)(c)	12,013	272,575
Saluda Medical Inc (e)(f)	94,929	702,585
Saluda Medical Inc depository receipt	570,214	422,024
		140,482,473
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (c)	327,355	6,291,763
Blue Marlin Therapeutics, Inc. (d)	243	15,187
Cardinal Health Inc	42,398	9,718,894
Conformal Medical Inc (d)(e)	341,860	23,930
Conformal Medical Inc (d)(e)	341,860	6,837
Conformal Medical Inc (d)(e)	341,860	3,419
Conformal Medical Inc (d)(e)	341,860	3
CVS Health Corp	73,688	5,887,671
Guardant Health Inc (c)	9,600	901,440
HCA Healthcare Inc	37,648	19,942,146
McKesson Corp	27,165	26,821,906
Omada Health Inc	251,029	3,082,636
Scorpion Therapeutics Inc (d)(e)	792,406	269,418
Scorpion Therapeutics Inc (d)(e)	792,406	8
Scorpion Therapeutics Inc rights (c)(d)(e)	792,406	649,773
		73,615,031
Health Care Technology - 0.0%
HeartFlow Inc (b)	148,932	3,449,265
Prognomiq Inc (c)(d)(e)	30,664	5,213
Wugen Inc warrants 8/22/2035 (c)(d)(e)	91,361	156,227
		3,610,705
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (c)	41,185	949,314
Danaher Corp	62,581	13,182,062
Repligen Corp (c)	5,888	757,962
Thermo Fisher Scientific Inc	56,001	29,182,681
		44,072,019
Pharmaceuticals - 3.2%
Adimab LLC (c)(d)(e)(g)	196,899	2,085,161
Adimab LLC (c)(d)(e)(g)	196,899	925,425
Amylyx Pharmaceuticals Inc (c)	98,050	1,487,419
Atea Pharmaceuticals Inc (c)	1,227,803	5,746,118
Bristol-Myers Squibb Co	110,054	6,864,068
Crinetics Pharmaceuticals Inc (c)	164,946	6,779,281
Eli Lilly & Co	534,380	562,162,416
Harmony Biosciences Holdings Inc (c)	140,238	4,002,393
LENZ Therapeutics Inc (b)(c)	317,141	4,278,232
Lexicon Pharmaceuticals Inc (c)	4,331,248	6,366,935
Maze Therapeutics Inc (c)	27,656	1,260,837
Nektar Therapeutics (c)	285,515	19,694,825
Nuvation Bio Inc Class A (c)	4,804,432	28,394,193
Ocular Therapeutix Inc (c)	2,635,532	23,561,656
Optinose Inc (d)	120,082	1
Optinose Inc warrants 11/23/2027 (c)(d)	231,338	3
Pfizer Inc	21,698	599,950
Pfizer Inc rights (c)(d)	1,110,156	6,028,147
Rapport Therapeutics Inc (c)	630,615	18,306,753
Roche Holding AG non-voting shares	9,560	4,549,618
Roche Holding AG rights (c)(d)	1,208,256	2,017,787
Sienna Biopharmaceuticals Inc (c)(d)	375,146	4
Skyhawk Therapeutics Inc (c)(d)(e)	132,933	7,379,111
Skyhawk Therapeutics Inc rights 5/23/2028 (c)(d)	31,376	0
Structure Therapeutics Inc ADR (c)	65,902	4,150,508
Tarsus Pharmaceuticals Inc (c)	63,057	4,762,065
Trevi Therapeutics Inc (c)	94,600	1,127,632
VeraDermics Inc	168,211	7,712,474
WaVe Life Sciences Ltd (c)	476,323	6,635,179
		736,878,191
TOTAL HEALTH CARE		2,449,482,842
Industrials - 4.3%
Aerospace & Defense - 2.2%
Anduril Industries Inc Class B (d)(e)	2,199	139,724
Anduril Industries Inc Class C (d)(e)	1	64
Beta Technologies Inc (f)	396,800	7,459,840
Beta Technologies Inc Class A (c)	263,034	4,945,039
Boeing Co (c)	150,484	34,239,625
GE Aerospace	242,543	83,012,767
Lockheed Martin Corp	2,400	1,579,392
Space Exploration Technologies Corp (c)(d)(e)	647,416	340,922,791
Space Exploration Technologies Corp Class C (c)(d)(e)	59,083	31,112,517
		503,411,759
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	64,631	7,494,611
Construction & Engineering - 0.2%
Comfort Systems USA Inc	13,777	19,692,431
Fluor Corp (c)	47,191	2,468,561
Quanta Services Inc	33,123	18,650,899
		40,811,891
Electrical Equipment - 0.5%
Eaton Corp PLC	34,628	13,017,358
Emerson Electric Co	44,919	6,771,539
GE Vernova Inc	82,028	71,659,661
Vertiv Holdings Co Class A	96,465	24,587,964
		116,036,522
Ground Transportation - 0.3%
Old Dominion Freight Line Inc	36,946	7,501,885
Uber Technologies Inc (c)	752,816	56,777,383
Union Pacific Corp	2,100	556,458
		64,835,726
Industrial Conglomerates - 0.1%
3M Co	41,181	6,808,043
Honeywell International Inc	61,807	15,055,567
		21,863,610
Machinery - 0.3%
Caterpillar Inc	64,464	47,885,793
Deere & Co	22,864	14,397,689
Illinois Tool Works Inc	42,777	12,432,280
		74,715,762
Passenger Airlines - 0.7%
Alaska Air Group Inc (c)	151,023	7,792,787
Delta Air Lines Inc	597,922	39,283,475
JetBlue Airways Corp (c)	375,800	2,081,932
Southwest Airlines Co	722,734	35,601,877
United Airlines Holdings Inc (c)	733,957	78,019,629
		162,779,700
Trading Companies & Distributors - 0.0%
EquipmentShare.com Inc Class A (c)	69,700	2,022,694
TOTAL INDUSTRIALS		993,972,275
Information Technology - 45.9%
Communications Equipment - 3.7%
Arista Networks Inc (c)	257,394	34,362,098
Ciena Corp (c)	1,943,031	677,534,910
Lumentum Holdings Inc (c)	201,016	140,894,125
		852,791,133
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp (c)	503,066	130,258,879
Corning Inc	1,025,547	154,221,758
		284,480,637
IT Services - 0.6%
Akamai Technologies Inc (c)	94,648	9,312,417
Cloudflare Inc Class A (c)	684,587	117,879,036
Fastly Inc Class A (c)	267,900	5,122,248
IBM Corporation	29,469	7,078,748
Kyndryl Holdings Inc (c)	122,456	1,509,882
MongoDB Inc Class A (c)	8,312	2,730,243
Okta Inc Class A (c)	90,225	6,541,313
Snowflake Inc (c)	52,608	8,859,713
		159,033,600
Semiconductors & Semiconductor Equipment - 21.1%
Advanced Micro Devices Inc (c)	322,834	64,634,595
Applied Materials Inc	82,252	30,622,420
ARM Holdings PLC ADR (c)	18,221	2,322,266
Astera Labs Inc (c)	692,361	82,273,258
Broadcom Inc	2,202,335	703,756,149
Cirrus Logic Inc (c)	3,423	483,054
First Solar Inc (c)	10,279	2,027,019
GlobalFoundries Inc (c)	222,657	10,587,340
Impinj Inc (c)	267,231	32,778,554
Intel Corp (c)	165,356	7,541,887
KLA Corp	50,471	76,945,563
Lam Research Corp	186,966	43,729,478
Marvell Technology Inc	817,919	66,815,803
Micron Technology Inc	43,104	17,774,796
Monolithic Power Systems Inc	20,632	23,577,012
NVIDIA Corp	19,857,825	3,518,608,013
ON Semiconductor Corp (c)	244,831	16,276,365
QUALCOMM Inc	111,954	15,937,771
SiTime Corp (c)	264,926	105,408,757
Teradyne Inc	142,929	45,741,568
Texas Instruments Inc	59,503	12,621,181
		4,880,462,849
Software - 7.8%
Adobe Inc (c)	42,997	11,282,843
AppLovin Corp Class A (c)	350,899	152,560,358
Asapp Inc warrants 8/28/2028 (c)(d)(e)	351,555	175,778
Atlassian Corp Class A (c)	9,299	698,634
Autodesk Inc (c)	54,744	13,459,907
Canva Inc Class A (c)(d)(e)	3,905	5,259,215
Celestial AI Inc (d)(e)	414,165	12,425
Celestial AI Inc (d)(e)	414,165	4
Celestial AI Inc rights (c)(d)(e)	414,165	1,130,670
Celestial AI Inc rights (c)(d)(e)	414,165	869,747
Celestial AI Inc rights (c)(d)(e)	414,165	252,641
Circle Internet Group Inc Class A	12,996	1,084,386
Crowdstrike Holdings Inc Class A (c)	102,263	38,039,791
Datadog Inc Class A (c)	109,590	12,269,696
Figma Inc Class A	83,571	2,456,152
HubSpot Inc (c)	22,976	6,077,382
Intuit Inc	67,655	27,672,925
Microsoft Corp	2,578,361	1,012,625,499
Nutanix Inc Class A (c)	3,948,837	151,161,480
OpenAI Group Pbc Class A (d)(e)	5,300	3,677,670
Oracle Corp	1,522,781	221,412,357
Palantir Technologies Inc Class A (c)	168,274	23,085,510
Palo Alto Networks Inc (c)	26,829	3,995,375
Rubrik Inc Class A (c)	211,474	10,988,189
Salesforce Inc	28,552	5,561,644
Servicenow Inc (c)	386,605	41,757,206
Stripe LLC Class B (c)(d)(e)	38,500	2,425,500
Workday Inc Class A (c)	39,567	5,292,482
Zoom Communications Inc Class A (c)	410,009	30,316,065
Zscaler Inc (c)	139,123	20,449,690
		1,806,051,221
Technology Hardware, Storage & Peripherals - 11.5%
Apple Inc	5,980,120	1,579,828,102
Pure Storage Inc Class A (c)	4,723,860	303,366,289
Sandisk Corp/DE (c)	1,153,188	732,689,528
Western Digital Corp	145,798	40,779,700
		2,656,663,619
TOTAL INFORMATION TECHNOLOGY		10,639,483,059
Materials - 0.4%
Chemicals - 0.1%
Corteva Inc	88,294	7,074,115
Farmers Business Network Inc (c)(d)	9,829	3,833
Farmers Business Network Inc warrants 9/27/2033 (c)(d)(e)	993,920	616,231
Mosaic Co/The	111,520	3,104,717
Solstice Advanced Materials Inc	14,783	1,160,613
		11,959,509
Construction Materials - 0.0%
James Hardie Industries PLC (c)	124,081	3,021,372
Containers & Packaging - 0.0%
Avery Dennison Corp	9,200	1,806,420
Smurfit Westrock PLC	7,500	352,575
		2,158,995
Metals & Mining - 0.3%
Freeport-McMoRan Inc	1,039,784	70,788,495
TOTAL MATERIALS		87,928,371
Real Estate - 0.1%
Health Care REITs - 0.0%
Welltower Inc	50,579	10,475,922
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (c)	48,980	7,232,386
Specialized REITs - 0.1%
American Tower Corp	68,150	13,075,259
Equinix Inc	5,360	5,222,034
		18,297,293
TOTAL REAL ESTATE		36,005,601
TOTAL UNITED STATES		21,301,338,195
TOTAL COMMON STOCKS (Cost $10,237,110,016)		22,228,703,916

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	310,600	1,330,952
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	82,200	352,235
Neutron Holdings Inc 8% 10/29/2026 (d)(e)(j)	2,430,728	4,212,938
TOTAL CONSUMER DISCRETIONARY		5,896,125
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	1,579,300	1,578,668
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (d)(e)	899,842	1,036,438
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (d)(e)(i)	515,072	537,066
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(e)	576,493	753,303
TOTAL HEALTH CARE		2,326,807
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	11,723	2,824
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(e)	1,705,422	2,018,367
TOTAL INFORMATION TECHNOLOGY		2,021,191
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (d)(e)	1,314,459	627,654
TOTAL UNITED STATES		12,450,445
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $9,696,546)		12,450,445

Convertible Preferred Stocks - 4.0%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (c)(d)(e)	155,443	1,800,030
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)(e)	30,000	2,209,800
TOTAL CANADA		4,009,830
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (c)(d)(e)	49,039	12,036,623
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(d)(e)	17,815	3,516,858
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series D (c)(d)(e)	325,076	19,790,627
Oura Health Oy Series E (d)(e)	570,150	34,710,732

TOTAL FINLAND		54,501,359
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (c)(d)(e)	6	107
DNA Script SAS Series C (c)(d)(e)	2,549	447,719

TOTAL FRANCE		447,826
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (e)(h)	168	221,009
Valuedrive Technologies Pvt Ltd Series B (e)(h)	338	444,651
Valuedrive Technologies Pvt Ltd Series G (d)(e)	2,167,800	900,064

TOTAL INDIA		1,565,724
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (c)(d)(e)	2,718,923	2,039,192
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)(e)	166,900	1,440,347
Element Labs Inc Series B (d)(e)	155,700	1,483,822
TOTAL INDUSTRIALS		2,924,169
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	122,201	183,301
Xsight Labs Ltd Series F (d)(e)	358,909	1,507,418
TOTAL INFORMATION TECHNOLOGY		1,690,719
TOTAL ISRAEL		6,654,080
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (c)(d)(e)	822,639	1,892,070
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (d)(e)	5,300	6,838,855
TOTAL UNITED KINGDOM		8,730,925
UNITED STATES - 3.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (c)(d)(e)	22,348	0
Rad Power Bikes Inc Series C (c)(d)(e)	87,936	0
Rad Power Bikes Inc Series D (c)(d)(e)	219,600	2
Waymo LLC Series A2 (c)(d)(e)	6,592	1,112,268
Waymo LLC Series C2 (c)(d)(e)	18,943	3,112,714
		4,224,984
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (c)(d)(e)	14,000	343,672
Textiles, Apparel & Luxury Goods - 0.0%
Laronde Inc Series B (c)(d)(e)	81,282	1,732,119
TOTAL CONSUMER DISCRETIONARY		6,300,775
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (c)(d)(e)	19,907	791,104
GoBrands Inc Series H (c)(d)(e)	20,720	1,057,342
		1,848,446
Food Products - 0.0%
AgBiome LLC Series D (c)(d)(e)	511,821	5,118
TOTAL CONSUMER STAPLES		1,853,564
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (c)(d)(e)	113,800	1,408,844
Paragon Biosciences Emalex Capital Inc Series C (c)(d)(e)	109,967	1,024,893
Paragon Biosciences Emalex Capital Inc Series D-3 (d)(e)	60,730	624,304
Paragon Biosciences Emalex Capital Inc Series D1 (c)(d)(e)	211,815	1,982,589
Paragon Biosciences Emalex Capital Inc Series D2 (c)(d)(e)	15,557	136,279
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	32,710	1,989,422
Tenstorrent Holdings Inc Series D1 (c)(d)(e)	81,867	5,307,438
Tenstorrent Holdings Inc Series D2 (c)(d)(e)	15,346	956,669
TOTAL FINANCIALS		13,430,438
Health Care - 0.4%
Biotechnology - 0.2%
Altos Labs Inc Series B (c)(d)(e)	124,464	3,114,089
Altos Labs Inc Series C (c)(d)(e)	52,694	1,318,404
Ankyra Therapeutics Series B (c)(d)(e)	329,325	1,824,461
Asimov Inc Series B (c)(d)(e)	19,920	514,534
Bright Peak Therapeutics Inc. Series B (c)(d)(e)	282,257	321,773
Bright Peak Therapeutics Inc. Series C (c)(d)(e)	1,110,268	988,139
Cardurion Pharmaceuticals Inc Series B (c)(d)(e)	449,156	2,389,510
Castle Creek Biosciences Inc Series C (c)(d)(e)	582	148,514
Castle Creek Biosciences Inc Series D1 (c)(d)(e)	4,476	1,006,205
Castle Creek Biosciences Inc Series D2 (c)(d)(e)	1,254	251,515
CELLANOME Inc Series B (c)(d)(e)	400,974	2,987,256
City Therapeutics Inc Series A (c)(d)(e)	298,887	3,084,514
Cleerly Inc Series C (c)(d)(e)	294,888	3,691,998
Element Biosciences Inc Series B (c)(d)(e)	125,057	896,659
Element Biosciences Inc Series C (c)(d)(e)	114,255	1,277,371
Element Biosciences Inc Series D (c)(d)(e)	92,374	695,576
Element Biosciences Inc Series D1 (c)(d)(e)	92,374	695,576
ElevateBio LLC Series C (c)(d)(e)	247,600	502,628
Genesis Therapeutics Inc Series D (c)(d)(e)	583,881	3,059,536
Kardigan Inc Series B (d)(e)	142,848	3,052,662
LifeMine Therapeutics Inc Series C (c)(d)(e)	1,759,782	2,076,543
National Resilience LLC Series B (c)(d)(e)	182,315	723,791
National Resilience LLC Series C (c)(d)(e)	74,748	547,902
Neurona Therapeutics Inc Series F (d)(e)	1,010,300	2,374,205
Odyssey Therapeutics Inc Series B (c)(d)(e)	458,024	627,493
Odyssey Therapeutics Inc Series C (c)(d)(e)	442,442	588,447
Odyssey Therapeutics Inc Series D (d)(e)	1,754,475	2,561,534
Parabilis Medicines Inc Series D (c)(d)(e)	272,597	2,014,492
Parabilis Medicines Inc Series E (c)(d)(e)	202,540	1,103,843
Parabilis Medicines Inc Series F (d)(e)	490,784	3,028,137
Sonoma Biotherapeutics Inc Series B (c)(d)(e)	587,934	946,574
Sonoma Biotherapeutics Inc Series B1 (c)(d)(e)	313,559	617,711
T-Knife Therapeutics Inc Series B (c)(d)(e)	241,456	169,019
Treeline Biosciences Series A (c)(d)(e)	283,817	2,398,254
Treeline Biosciences Series A1 (c)(d)(e)	151,334	1,309,039
Triveni Bio Inc Series B (c)(d)(e)	2,078,466	2,369,451
		55,277,355
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (c)(d)(e)	145,007	5,050,594
Blink Health LLC Series C1 (c)(d)(e)	56,458	1,966,432
Blink Health LLC Series D (c)(d)(e)	62,396	2,173,253
Kardium Inc/US Series D-6 (d)(e)	1,517,942	1,396,507
Kardium Inc/US Series D-6 (d)(e)	1,087,032	1,250,087
Kardium Inc/US Series D-7 (d)(e)	3,576,917	2,038,843
Kardium Inc/US Series D-7 (d)(e)	782,873	446,238
Kardium Inc/US Series D-7 (d)(e)	162,879	92,840
Medical Microinstruments Inc/Italy Series C (c)(d)(e)	81,214	2,723,105
		17,137,899
Health Care Providers & Services - 0.0%
Freenome Holdings Inc Series C (c)(d)(e)	141,369	460,863
Freenome Holdings Inc Series D (c)(d)(e)	125,665	409,668
		870,531
Health Care Technology - 0.0%
Aledade Inc Series B1 (c)(d)(e)	26,096	705,636
Aledade Inc Series E1 (c)(d)(e)	21,357	577,493
Candid Therapeutics Series B (c)(d)(e)	1,469,416	1,777,993
Wugen Inc Series B (c)(d)(e)	121,894	188,936
Wugen Inc Series C (d)(e)	1,419,600	2,441,712
		5,691,770
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (c)(d)(e)	1,125,997	810,718
Galvanize Therapeutics Series C-1 (d)(e)	1,919,707	863,868
Kartos Therapeutics Inc Series C (c)(d)(e)	472,772	2,751,533
Kartos Therapeutics Inc Series D (c)(d)(e)	128,671	748,865
Mentari Therapeutics Inc Series A (d)(e)	593,950	920,622
Mirador Therapeutics Inc Series A (c)(d)(e)	957,764	3,409,640
Mirador Therapeutics Inc Series B (d)(e)	1,424,532	5,156,806
		14,662,052
TOTAL HEALTH CARE		93,639,607
Industrials - 2.0%
Aerospace & Defense - 1.9%
Anduril Industries Inc Series F (c)(d)(e)	111,962	7,114,065
Anduril Industries Inc Series G (d)(e)	20,700	1,315,278
Space Exploration Technologies Corp Series G (c)(d)(e)	7,729	40,700,141
Space Exploration Technologies Corp Series J (c)(d)(e)	52,171	274,727,270
Space Exploration Technologies Corp Series N (c)(d)(e)	19,900	104,791,410
		428,648,164
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (c)(d)(e)	74,075	4,167,460
Zipline International Inc Series H (d)(e)	88,900	5,001,514
		9,168,974
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	314,200	1,957,466
TOTAL INDUSTRIALS		439,774,604
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.6%
Cerebras Systems Inc Series G (d)(e)	763,800	67,993,476
Enevate Corp Series E (c)(d)(e)	754,820	45,289
Menlo Microsystems Inc Series C (c)(d)(e)	993,699	546,534
Vast Data Ltd Series A (c)(d)(e)	107,503	6,366,328
Vast Data Ltd Series A1 (c)(d)(e)	264,598	15,669,494
Vast Data Ltd Series A2 (c)(d)(e)	304,373	18,024,970
Vast Data Ltd Series B (c)(d)(e)	242,193	14,342,669
Vast Data Ltd Series C (c)(d)(e)	7,060	418,093
Vast Data Ltd Series E (c)(d)(e)	231,432	13,705,403
		137,112,256
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (c)(d)(e)	43,034	1,235,506
Alif Semiconductor Series D (d)(e)	76,900	2,336,991
Danger Devices Inc Series B (d)(e)	1,177,500	1,071,524
Retym Inc Series C (c)(d)(e)	202,380	2,112,847
Retym Inc Series D (c)(d)(e)	50,206	552,768
SiMa Technologies Inc Series B (c)(d)(e)	299,482	1,958,613
SiMa Technologies Inc Series B1 (c)(d)(e)	167,848	1,273,966
		10,542,215
Software - 0.5%
Anthropic PBC Series D (c)(d)(e)	100,142	27,410,868
Anthropic PBC Series E (c)(d)(e)	14,200	3,679,788
Anthropic PBC Series F (d)(e)	19,800	5,130,972
Asapp Inc Series D (c)(d)(e)	612,736	453,425
Canva Inc Series A2 (c)(d)(e)	268	360,939
Canvas Inc Series A (c)(d)(e)	1,477	1,989,209
Crusoe Energy Systems LLC Series D (c)(d)(e)	100,444	10,847,952
Crusoe Energy Systems LLC Series E (d)(e)	14,214	1,535,112
Databricks Inc Series G (c)(d)(e)	37,815	6,795,356
Databricks Inc Series H (c)(d)(e)	56,085	10,078,475
Databricks Inc Series I (c)(d)(e)	3,131	562,640
Databricks Inc Series J (c)(d)(e)	84,014	15,097,316
Databricks Inc Series K (d)(e)	6,300	1,132,110
Databricks Inc Series L (d)(e)	6,700	1,203,990
Density Ai Inc (d)(e)	713,183	1,062,643
Evozyne Inc Series A (c)(d)(e)	78,000	1,283,880
Evozyne Inc Series B (c)(d)(e)	95,720	1,622,454
Lyte Ai Inc Series B (c)(d)(e)	213,232	2,275,185
OpenAI Group Pbc Series A-3 (d)(e)	9,442	6,551,804
Physical Intelligence Inc Series B (d)(e)	12,400	3,366,476
Skyryse Inc Series B (c)(d)(e)	117,653	3,077,802
Skyryse Inc Series C (d)(e)	114,500	3,094,935
Skyryse Inc Series C-1 (d)(e)	18,658	489,213
Stripe LLC Series H (c)(d)(e)	14,400	907,200
		110,009,744
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (c)(d)(e)	136,712	7,454,905
Lightmatter Inc Series C2 (c)(d)(e)	21,474	1,203,188
Lightmatter Inc Series D (c)(d)(e)	133,986	9,609,477
		18,267,570
TOTAL INFORMATION TECHNOLOGY		275,931,785
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc Series G (c)(d)(e)	33,030	12,881
Manus Bio Inc Series One-5 (d)(e)	121,101	403,266
Manus Bio Inc Series One-6 (d)(e)	181,143	603,207
		1,019,354
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (c)(d)(e)	301,038	9,341,209
TOTAL MATERIALS		10,360,563
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (c)(d)(e)	20,469	977,191
Redwood Materials Series D (c)(d)(e)	7,960	380,010
Redwood Materials Series E (d)(e)	1,465	69,939
TOTAL UTILITIES		1,427,140
TOTAL UNITED STATES		842,718,476
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $418,659,957)		934,181,701

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(e)(k)	2,520,461	2,507,859
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	280,502	63,372
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(k)	44,206	3,514
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	498,596	662,075
SiMa Technologies Inc 7.5% 12/31/2027 (d)(e)	434,800	526,537
		1,188,612
TOTAL INFORMATION TECHNOLOGY		1,192,126
TOTAL UNITED STATES		1,255,498
TOTAL PREFERRED SECURITIES (Cost $3,778,565)		3,763,357

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.70	5,627,363	5,628,488
Fidelity Securities Lending Cash Central Fund (l)(m)	3.69	115,708,871	115,720,442
TOTAL MONEY MARKET FUNDS (Cost $121,348,930)			121,348,930

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $10,790,594,014)	23,300,448,349
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(122,456,695)
NET ASSETS - 100.0%	23,177,991,654

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,398,292,721 or 6.0% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $34,812,641 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/2021	7,455,144

Adimab LLC	1/19/2021	2,544,864

AgBiome LLC Series D	9/3/2021	2,852,725

Akeana Series C	1/23/2024	1,452,179

Aledade Inc Series B1	5/7/2021	999,234

Aledade Inc Series E1	5/20/2022	1,063,886

Alif Semiconductor Series C	3/8/2022	873,527

Alif Semiconductor Series D	4/11/2025	2,077,615

Altos Labs Inc Series B	7/22/2022	2,383,287

Altos Labs Inc Series C	3/15/2024	1,318,530

Anduril Industries Inc Class B	6/16/2025	89,901

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	2,433,673

Anduril Industries Inc Series G	4/17/2025	846,274

Ankyra Therapeutics Series B	8/26/2021	1,854,693

Anthropic PBC Series D	5/31/2024	3,004,712

Anthropic PBC Series E	2/14/2025	796,428

Anthropic PBC Series F	8/18/2025	2,791,158

Asapp Inc Series D	8/29/2023	2,366,080

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	1,846,200

Bending Spoons SpA Class C	10/9/2025	1,446,968

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	2,447,843

Blink Health LLC Series C	11/7/2019 - 7/14/2021	5,535,787

Blink Health LLC Series C1	7/15/2022 - 2/2/2024	2,193,318

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,620,632

Bolt Technology OU Series E	1/3/2022	4,628,275

Bright Peak Therapeutics Inc. Series B	5/14/2021	1,102,496

Bright Peak Therapeutics Inc. Series C	5/7/2024	1,258,489

Bytedance Ltd Series E1	11/18/2020	5,373,408

CAMP4 Therapeutics Corp	9/9/2025	191,490

Candid Therapeutics Series B	8/27/2024	1,763,299

Canva Inc Class A	3/18/2024 - 11/12/2025	5,382,217

Canva Inc Series A2	9/22/2023	285,865

Canvas Inc Series A	9/22/2023	1,575,458

Cardurion Pharmaceuticals Inc Series B	7/10/2024	2,199,786

Castle Creek Biosciences Inc Series C	12/9/2019	239,697

Castle Creek Biosciences Inc Series D1	4/19/2022	962,474

Castle Creek Biosciences Inc Series D2	6/28/2021	215,100

Celestial AI Inc	2/25/2025	0

Celestial AI Inc	2/25/2025	10,647

Celestial AI Inc rights	2/25/2025	662,284

Celestial AI Inc rights	2/25/2025	861,920

Celestial AI Inc rights	2/25/2025	193,298

CELLANOME Inc Series B	1/8/2024	3,003,295

Cerebras Systems Inc Series G	9/19/2025	27,674,307

City Therapeutics Inc Series A	4/17/2024	2,997,687

Cleerly Inc Series C	7/8/2022	3,473,958

Conformal Medical Inc	2/18/2026	23,930

Conformal Medical Inc	2/18/2026	3

Conformal Medical Inc	2/18/2026	3,419

Conformal Medical Inc	2/18/2026	6,837

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	2,483,353

Crusoe Energy Systems LLC Series D	12/10/2024	2,930,137

Crusoe Energy Systems LLC Series E	10/8/2025	1,194,093

Danger Devices Inc Series B	3/5/2025	1,060,339

Databricks Inc Series G	2/1/2021	2,235,722

Databricks Inc Series H	8/31/2021	4,121,358

Databricks Inc Series I	9/14/2023	230,129

Databricks Inc Series J	12/17/2024	7,771,296

Databricks Inc Series K	9/8/2025	945,000

Databricks Inc Series L	12/18/2025	1,273,000

Deep Genomics Inc Series C	7/21/2021	2,254,110

Density Ai Inc	12/5/2025	1,062,632

Diamond Foundry Inc Series C	3/15/2021	7,224,912

Discord Inc Series I	9/15/2021	770,873

DNA Script SAS	12/17/2021	92,085

DNA Script SAS	12/17/2021	351,527

DNA Script SAS Series B	12/17/2021	4,804

DNA Script SAS Series C	10/1/2021	2,217,248

Element Biosciences Inc Series B	12/13/2019	655,373

Element Biosciences Inc Series C	6/21/2021	2,348,706

Element Biosciences Inc Series D	6/28/2024	724,517

Element Biosciences Inc Series D1	6/28/2024	724,517

Element Labs Inc Series A	2/11/2025	615,627

Element Labs Inc Series B	6/27/2025	1,366,875

ElevateBio LLC Series C	3/9/2021	1,038,681

Empower Semiconductor Inc Series D	6/27/2025	2,521,706

Enevate Corp 10% 5/12/2199	11/12/2024	11,723

Enevate Corp 6%	11/2/2023 - 10/31/2025	44,206

Enevate Corp Series E	1/29/2021	836,858

Epic Games Inc	7/13/2020 - 7/30/2020	2,875,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 12/31/2025	1,705,422

Evozyne Inc Series A	4/9/2021	1,752,660

Evozyne Inc Series B	9/14/2023	1,482,703

Fanatics Inc Class A	8/13/2020 - 10/24/2022	7,298,409

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2025	1,314,459

Farmers Business Network Inc Series G	9/15/2021	2,053,072

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	1

Freenome Holdings Inc Series C	8/14/2020	934,916

Freenome Holdings Inc Series D	11/22/2021	947,803

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	736,585

Galvanize Therapeutics Series B	3/29/2022	1,949,422

Galvanize Therapeutics Series C-1	7/7/2025	844,671

Genesis Therapeutics Inc Series D	8/10/2023	2,982,231

GoBrands Inc Series G	3/2/2021	4,971,122

GoBrands Inc Series H	7/22/2021	8,049,526

InSightec Ltd Series G	6/17/2024	2,413,860

JUUL Labs Inc Class A	2/23/2024 - 11/4/2025	5,626,179

Kardigan Inc Series B	10/9/2025	3,051,959

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 12/31/2025	1,010,457

Kardium Inc/US Series D-6	12/30/2020	1,104,251

Kardium Inc/US Series D-6	12/30/2020	1,541,987

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	1,611,099

Kardium Inc/US Series D-7	8/6/2024	25,338

Kardium Inc/US Series D-7	8/6/2024	380,030

Kartos Therapeutics Inc Series C	8/22/2023	2,672,580

Kartos Therapeutics Inc Series D	2/26/2025	727,377

Laronde Inc Series B	8/13/2021	2,275,896

LifeMine Therapeutics Inc Series C	2/15/2022	3,583,954

Lightmatter Inc Series C1	5/19/2023	2,249,842

Lightmatter Inc Series C2	12/18/2023	558,362

Lightmatter Inc Series D	10/11/2024	10,749,764

Lyte Ai Inc Series B	8/13/2024	2,705,082

Manus Bio Inc Series One-5	11/13/2020	1,270,263

Manus Bio Inc Series One-6	3/30/2021	1,900,058

Medical Microinstruments Inc/Italy Series C	2/16/2024	2,707,163

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	1,317,148

Mentari Therapeutics Inc Series A	9/18/2025	815,077

Mirador Therapeutics Inc Series A	3/19/2024	2,873,292

Mirador Therapeutics Inc Series B	7/31/2025	4,700,956

National Resilience LLC Series B	12/1/2020	2,490,423

National Resilience LLC Series C	6/28/2021	3,319,559

Neurona Therapeutics Inc Series F	3/28/2025	2,081,218

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	310,600

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	82,200

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	2,430,728

NScale Global Holdings Ltd Series B	9/25/2025	2,013,364

Odyssey Therapeutics Inc Series B	9/30/2022	2,892,807

Odyssey Therapeutics Inc Series C	10/25/2023	2,212,210

Odyssey Therapeutics Inc Series D	6/16/2025	2,640,432

OpenAI Group Pbc Class A	9/3/2025	2,279,000

OpenAI Group Pbc Series A-3	8/4/2025	2,897,400

Oruka Therapeutics Inc	9/17/2025	1,534,545

Oura Health Oy Series D	12/18/2024	8,351,202

Oura Health Oy Series E	9/24/2025	30,542,936

Parabilis Medicines Inc Series D	11/17/2022	2,933,989

Parabilis Medicines Inc Series E	2/29/2024	1,261,439

Parabilis Medicines Inc Series F	1/6/2026	3,025,389

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,176,647

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	839,896

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	2,293,956

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	134,101

Perceptive Capital Solutions Corp	12/5/2025	1,248,470

Physical Intelligence Inc Series B	10/24/2025	3,367,335

Prognomiq Inc	8/20/2020 - 2/16/2022	674,070

Quell Therapeutics Ltd Series B	11/24/2021	1,554,788

Rad Power Bikes Inc	1/21/2021	826,884

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	280,502

Rad Power Bikes Inc Series A	1/21/2021	107,803

Rad Power Bikes Inc Series C	1/21/2021	424,189

Rad Power Bikes Inc Series D	9/17/2021	2,104,603

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	970,302

Redwood Materials Series D	6/2/2023	379,977

Redwood Materials Series E	10/20/2025	69,932

Retym Inc Series C	5/17/2023 - 6/20/2023	1,574,881

Retym Inc Series D	1/29/2025	531,531

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	5,140,708

Saluda Medical Inc	1/20/2022 - 10/30/2025	5,125,538

Scorpion Therapeutics Inc	3/5/2025	261,494

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	435,823

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	498,596

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	434,800

SiMa Technologies Inc Series B	5/10/2021	1,535,564

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,190,193

Skyhawk Therapeutics Inc	12/19/2019 - 5/21/2021	2,925,073

Skyryse Inc Series B	10/21/2021	2,903,673

Skyryse Inc Series C	9/16/2025 - 11/21/2025	3,094,271

Skyryse Inc Series C-1	8/13/2024	378,171

Sonoma Biotherapeutics Inc Series B	7/26/2021	1,161,934

Sonoma Biotherapeutics Inc Series B1	7/26/2021	929,546

Space Exploration Technologies Corp	2/16/2021 - 12/19/2025	61,575,362

Space Exploration Technologies Corp Class C	4/2/2024	5,731,051

Space Exploration Technologies Corp Series G	9/7/2023	6,260,490

Space Exploration Technologies Corp Series J	9/7/2023	42,258,510

Space Exploration Technologies Corp Series N	8/4/2020	5,373,000

Stripe LLC Class B	5/18/2021	1,544,943

Stripe LLC Series H	3/15/2021	577,800

T-Knife Therapeutics Inc Series B	6/30/2021	1,392,911

Taalas Inc 0%	12/23/2025	2,520,461

Taalas Inc Series B	2/19/2025	1,647,402

Taalas Inc warrants	12/23/2025	508,939

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	1,579,300

Tenstorrent Holdings Inc Series C1	4/23/2021	1,944,778

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	6,453,285

Tenstorrent Holdings Inc Series D2	7/17/2024	1,165,989

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	2,221,578

Treeline Biosciences Series A1	10/27/2022	1,303,031

Triveni Bio Inc Series B	9/19/2024	2,174,907

Tubulis GmbH	12/11/2025	784,688

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	222,064

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	446,771

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	904,357

Vast Data Ltd Series A	11/28/2023	1,182,533

Vast Data Ltd Series A1	11/28/2023	2,910,578

Vast Data Ltd Series A2	11/28/2023	3,348,103

Vast Data Ltd Series B	11/28/2023	2,664,123

Vast Data Ltd Series C	11/28/2023	77,660

Vast Data Ltd Series E	11/28/2023	5,091,504

Waymo LLC Series A2	5/8/2020	566,037

Waymo LLC Series C2	10/18/2024	1,481,367

Wugen Inc 0% 12/31/2199	6/14/2024	515,072

Wugen Inc Series B	7/9/2021	945,276

Wugen Inc Series C	8/22/2025 - 2/17/2026	2,516,795

Wugen Inc warrants 8/22/2035	8/22/2025	0

Xsight Labs Ltd Series D	2/16/2021	977,119

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,661,754

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Zipline International Inc Series G	6/7/2024	3,107,172

Zipline International Inc Series H	12/3/2025	5,001,893

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
AgomAb Therapeutics NV	8/5/2026

Beta Technologies Inc	5/4/2026

Generate Biomedicines Inc	8/26/2026

Meesho	6/9/2026

Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,377,073	567,950,166	568,694,291	409,221	(4,460)	-	5,628,488	5,627,363	0.0%
Fidelity Securities Lending Cash Central Fund	87,373,109	235,174,608	206,826,852	265,700	(423)	-	115,720,442	115,708,871	0.3%
Total	93,750,182	803,124,774	775,521,143	674,921	(4,883)	-	121,348,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.